                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management Inc.
                 -----------------------------------------
   Address:      30 Rowes Wharf
                 -----------------------------------------
                 Boston, MA 02110
                 -----------------------------------------

                 -----------------------------------------

Form 13F File Number: 28-04219
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Carroll
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   617-310-0537
         -------------------------------

Signature, Place, and Date of Signing:
Kim Carroll                        Boston, MA          5/9/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                       FORM 13F INFORMATION TABLE

        COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
----------------------------  -------------- --------- ------------ ------------------ --------  --------  ----------------------
                                                          VALUE     SHARES OR SH/ PUT/ INVSTMNT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE   SHARED   NONE
----------------------------  -------------- --------- ------------ --------- --- ---- --------  --------  ------ -------- ------
Abgenix                           Common     00039B107   $4,722,500   250,000            SOLE        NA       X
Aradigm                           Common     038505103    1,273,528   350,000            SOLE        NA       X
ATS Medical                       Common     002083103    2,532,727   636,364            SOLE        NA       X
Biofield                          Common     090591207      399,883   878,766            SOLE        NA       X
Biofield (Restricted)             Common     090591207      364,000 1,000,000            SOLE        NA       X
Bioject Medical Technologies      Common     09059T206      916,300   238,000            SOLE        NA       X
Biopure                           Common     09065H915    1,799,308   169,746            SOLE        NA       X
BioTransplant                     Common     09066Y107    4,010,720   712,518            SOLE        NA       X
Biovail                           Common     09067K106   13,561,974   271,348            SOLE        NA       X
Catalytica Energy Systems         Common     148884109      433,096   128,515            SOLE        NA       X
Celgene                           Common     151020104   17,077,500   690,000            SOLE        NA       X
Cephalon                          Common     156708109    5,670,000    90,000            SOLE        NA       X
Corixa                            Common     21887F100    2,415,308   391,460            SOLE        NA       X
Cubist Pharmaceuticals            Common     229990981   17,703,933   958,005            SOLE        NA       X
Curis                             Common     231269101      323,495   151,500            SOLE        NA       X
CV Therapeutics                   Common     126667104   19,776,314   546,307            SOLE        NA       X
Cytyc                             Common     232946103   11,690,980   434,286            SOLE        NA       X
Digene                            Common     253752109      983,125    27,500            SOLE        NA       X
Dyax                              Common     26746E103    2,012,096   546,765            SOLE        NA       X
Emisphere Technologies            Common     291345106    2,568,510   151,000            SOLE        NA       X
Endocardial Solutions             Common     292962107   13,516,661 1,666,666            SOLE        NA       X
Envirogen                         Common     294040100       30,625    20,833            SOLE        NA       X
EP Med Systems                    Common     26881P103    2,644,315 1,075,000            SOLE        NA       X
Exelixis                          Common     30161Q104    6,046,915   438,500            SOLE        NA       X
Genzyme                           Common     372917104   11,747,499   269,000            SOLE        NA       X
Gilead Sciences                   Common     37555B103   26,151,630   726,636            SOLE        NA       X
IDEXX Laboratories                Common     45168D104    6,710,000   250,000            SOLE        NA       X
Lexicon Genetics                  Common    5288872104    1,233,225   130,500            SOLE        NA       X
Lynx Therapeutics                 Common     551812308      817,500   375,000            SOLE        NA       X
Martek Biosciences                Common     572901106   24,560,671   780,224            SOLE        NA       X
MedImmune                         Common     584699102   12,978,900   330,000            SOLE        NA       X
Molecular Devices                 Common     60851C107    5,283,254   290,768            SOLE        NA       X
Orthovita                         Common     68750U102    4,165,000 1,700,000            SOLE        NA       X
Quintiles Transnational           Common     748767100    2,713,975   152,900            SOLE        NA       X
Radiance Medical Systems          Common     750241101      412,500   330,000            SOLE        NA       X
Rigel Pharmaceuticals             Common     766559108    3,008,625   847,500
Telik                             Common     87959M109    8,079,979   666,665            SOLE        NA       X
Teva Pharmaceutical Industries    Common     881624209    5,467,000   100,000            SOLE        NA       X
Transkaryotic Therapies           Common     893735100   16,468,778   382,550            SOLE        NA       X
Tularik                           Common     899165104    6,664,858   405,405            SOLE        NA       X

                                                       FORM 13F INFORMATION TABLE


        COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
----------------------------  -------------- --------- ------------ ------------------ --------  --------  ----------------------
                                                          VALUE     SHARES OR SH/ PUT/ INVSTMNT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE   SHARED   NONE
----------------------------  -------------- --------- ------------ --------- --- ---- --------  --------  ------ -------- ------
Verdant Brands                    Common     923366108          228    38,000            SOLE        NA       X
Versicor                          Common     925314106   12,600,693   696,941            SOLE        NA       X
WebMD                             Common     94769M105    5,164,800   672,500            SOLE        NA       X

COLUMN TOTALS                                          $286,702,928

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                           --------------------

Form 13F Information Table Entry Total:                       43
                                                           --------------------

Form 13F Information Table Value Total:                   $ 286,702,928
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.